Nature of Operations and liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and liquidity

Note 1. Nature of Operations and liquidity

Business Description

Palomino Laboratories, Inc., (the “Company”) was incorporated in the State of Delaware on February 9, 2023. The Company’s management has chosen December 31 for its fiscal year end.

The Company is a fabless semiconductor company pioneering the next generation of high-performance microLED-based optoelectronic solutions for data communication. Its mission is to enable ultra-high-speed, energy-efficient optical interconnects that replace legacy copper-based PCIe and Ethernet links in compute-intensive environments. Palomino is commercializing a breakthrough platform built on advanced gallium nitride (GaN) compound semiconductor materials. This proprietary technology enables scalable and cost-efficient manufacturing of ultra-compact, high-speed optical transceivers, with significant improvements in power, size, and bandwidth density over traditional laser-based solutions. Palomino’s differentiated value proposition lies in leveraging high-efficiency microLEDs as optical sources in transceiver modules that can be seamlessly integrated into silicon packages or interposers. This approach unlocks the potential for high-density, chip-scale optical I/O—fundamentally reshaping the future of data movement in AI servers, data centers, and high-performance computing systems. During the six months ended June 30, 2025 and June 30, 2024, the Company did not earn revenues and was considered in the development stage. However, the Company is in process of setting up revenue generating operations.

Going Concern

In accordance with Accounting Standards Codification (“ASC”) 205-40, Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. As of June 30, 2025, the Company had cash of $1,723,646.

Additionally, the Company had an accumulated deficit of $614,118 at June 30, 2025, and incurred a net loss of $595,752 during the six months ended June 30, 2025. The Company expects to continue to generate operating losses for the foreseeable future. The Company does not believe that its cash of $1,723,646 as of June 30, 2025 will be sufficient to fund its operating expenses for at least the next 12 months from issuance of these financial statements.

The Company’s financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not earned any revenue and has been operating at a loss since inception. The Company has an accumulated deficit and stockholders’ deficit. These conditions raise substantial doubt about its ability to continue as a going concern for one year from the issuance of these condensed financial statements. The ability of the Company to continue as a going concern is dependent upon management’s plan to raise additional capital from issuance of equity or receive additional borrowings from the issuance of additional SAFE note financings. Management intends to finance operations over the next twelve months through additional issuance of equity or borrowings. These condensed financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 1. Nature of Operations and liquidity

Business Description

Palomino Laboratories, Inc., (the “Company”) was incorporated in the State of Delaware on February 9, 2023. The Company’s management has chosen December 31 for its fiscal year end.

The Company is a fabless semiconductor company pioneering the next generation of high-performance microLED-based optoelectronic solutions for data communication. Its mission is to enable ultra-high-speed, energy-efficient optical interconnects that replace legacy copper-based PCIe and Ethernet links in compute-intensive environments. Palomino is commercializing a breakthrough platform built on advanced gallium nitride (GaN) compound semiconductor materials. This proprietary technology enables scalable and cost-efficient manufacturing of ultra-compact, high-speed optical transceivers, with significant improvements in power, size, and bandwidth density over traditional laser-based solutions. Palomino’s differentiated value proposition lies in leveraging high-efficiency microLEDs as optical sources in transceiver modules that can be seamlessly integrated into silicon packages or interposers. This approach unlocks the potential for high-density, chip-scale optical I/O—fundamentally reshaping the future of data movement in AI servers, data centers, and high-performance computing systems. During the year ended December 31, 2024 and the period February 9, 2023 to December 31, 2023, the Company did not earn revenues and was considered in the development stage. However, the Company is in process of setting up revenue generating operations.

Going Concern

In accordance with Accounting Standards Codification (“ASC”) 205-40, Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. As of December 31, 2024, the Company had cash and cash equivalents of $134,657. In April, May and June of 2025, the Company issued an additional round of SAFE liabilities resulting in $1,695,000 of proceeds.

Additionally, the Company had an accumulated deficit of $18,366 at December 31, 2024, and incurred losses of $16,198 and $2,168 during the year ended December 31, 2024 and the period ended December 31, 2023, respectively. The Company expects to continue to generate operating losses for the foreseeable future. The Company does not believe that its cash and cash equivalents of $134,657 as of December 31, 2024, together with the aggregate proceeds of $1,695,000 from the SAFE liabilities offering, will be sufficient to fund its operating expenses for at least the next 12 months from issuance of these financial statements.

The Company’s financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not earned any revenue and has been operating at a loss since inception. The Company has an accumulated deficit and stockholders’ deficit. These conditions raise substantial doubt about its ability to continue as a going concern for one year from the issuance of these financial statements. The ability of the Company to continue as a going concern is dependent upon management’s plan to raise additional capital from issuance of equity or receive additional borrowings from the issuance of common stock or additional SAFE note financing. Management intends to finance operations over the next twelve months through additional issuance of equity or borrowings. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.